Net Loss per Share - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Earnings Per Share [Abstract]
Deemed dividend to preferred stockholders	$ 0	$ 0	$ 2,981	$ 0
Increase in net loss per common share, deemed dividend (in dollars per share)			$ 0.72